Income Taxes (Tables)	12 Months Ended
May 31, 2025
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2023, 2024 and 2025 were as follows:

	For the years ended May 31,
	2023	2024	2025
	US$	US$	US$
Current:
PRC	97,594	130,927	175,611

Deferred:
PRC	(31,528)	(21,237)	(29,317)

Total provision for income taxes	66,066	109,690	146,294

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2024	2025
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	26,435	28,462
Accrued expenses	79,053	77,786
Net operating loss carry-forward	257,637	254,914

Total deferred tax assets	363,125	361,162

Less: valuation allowance	(290,398)	(263,230)

Total deferred tax assets, net	72,727	97,932

Deferred tax liabilities
Acquired assets	3,462	2,557
Tax impact from the unrealized gain on long-term investments	15,945	11,617

Total deferred tax liabilities	19,407	14,174

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the provision for income taxes computed by applying the PRC EIT rates of 25% for the years ended May 31, 2023, 2024 and 2025 to income before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2023	2024	2025
	US$	US$	US$
Income before income taxes and loss from equity method investments	308,531	493,841	536,384
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	77,133	123,460	134,096
Effect of non-deductible expenses and loss and super deduction expenses	40,577	68,741	44,173
Effect of income tax exemptions and preferential tax rates	(12,927)	(24,810)	(26,561)
Effect of income tax rate difference in other jurisdictions	(5,184)	(9,086)	(804)
Changes in valuation allowance	(33,533)	(48,615)	(4,610)

Provision for income taxes	66,066	109,690	146,294